Share Capital and Additional Paid in Capital Authorized - Schedule of Share Purchase Warrants Outstanding and Exercisable (Details) - $ / shares		3 Months Ended		12 Months Ended
	Aug. 02, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 21, 2023	Mar. 17, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Outstanding		17,680,187	17,134,458	22,518,894	19,633,911			17,631,350
Exercise Price	$ 1	$ 1.21	$ 1.29	$ 1.35	$ 1.18	$ 1	$ 1.24	$ 1.05
Remaining life (years)	6 years 10 months 28 days
Expiry Date	Jun. 30, 2030
Exercise Price One
Class of Warrant or Right [Line Items]
Outstanding		7,537,313	4,649,238	4,838,707	4,882,838
Exercise Price		$ 1.5	$ 1	$ 1.24	$ 1
Remaining life (years)		2 years 3 months 29 days	25 days	2 months 26 days	3 months 25 days
Expiry Date		Apr. 29, 2026	Apr. 26, 2023	Mar. 28, 2024	Apr. 26, 2023
Exercise Price Two
Class of Warrant or Right [Line Items]
Outstanding		10,142,874	109,200	7,537,313	192,500
Exercise Price		$ 1	$ 0.62	$ 1.5	$ 0.62
Remaining life (years)		6 years 6 months	25 days	2 years 3 months 29 days	3 months 25 days
Expiry Date		Jun. 30, 2030	Apr. 26, 2023	Apr. 29, 2026	Apr. 26, 2023
Exercise Price Three
Class of Warrant or Right [Line Items]
Outstanding			4,838,707	10,142,874	2,182,553
Exercise Price			$ 1.24	$ 1	$ 0.39
Remaining life (years)			11 months 26 days	6 years 6 months	4 months 2 days
Expiry Date			Mar. 28, 2024	Jun. 30, 2030	Apr. 26, 2023
Exercise Price Four
Class of Warrant or Right [Line Items]
Outstanding			7,537,313		4,838,707
Exercise Price			$ 1.5		$ 1.24
Remaining life (years)			3 years 29 days		1 year 2 months 26 days
Expiry Date			Apr. 29, 2026		Mar. 28, 2024
Exercise Price Five
Class of Warrant or Right [Line Items]
Outstanding					7,537,313
Exercise Price					$ 1.5
Remaining life (years)					3 years 3 months 29 days
Expiry Date					Apr. 29, 2026